TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of deferred income tax assets (liabilities)

	December 31,	December 31,
	2017	2016
Tax loss carry forwards	$53,266	$26,313
Long term debt	22,525	19,584
Financing costs	4,288	4,367
Decommissioning and restoration provision	4,978	3,556
Investment tax credits	6,545	—
Other	756	382
Mineral interests	(91,394)	(54,202)
Inventories	(964)	—

	$—	$—

Schedule of deductible temporary differences for which no deferred tax assets are recognized
	December 31,	December 31,
	2017	2016
Tax loss carry forwards	$59,472	$6,663
Investment tax credits	—	6,199
Other	68	3,548
Provincial mining tax attributes	16,408	—

	$75,948	$16,410

Schedule of income tax (recovery) expense
	For the year ended
	December 31,	December 31,
	2017	2016
Current tax expense	$1,621	$—
Deferred tax recovery	(7,022)	(19,780)

	$(5,401)	$(19,780)

Schedule of reconciliation of provision for income taxes to the amount calculated using statutory income tax rates

	For the year ended
	December 31,	December 31,
	2017	2016
Expected tax (recovery) expense	$(5,680)	$(21,058)
Change in income tax rates	(574)	—
Provincial mining taxes	1,621	—
Change in unrecognized temporary differences	7,679	1,732
Share-based compensation and other items	988	620
Flow-through shares	842	969
Flow-through share premium	(574)	(661)
Impact of foreign exchange on CAD denominated tax attributes	(12,550)	—
Permanent differences and other	2,847	(1,382)

	$(5,401)	$(19,780)